Accumulated Other Comprehensive loss (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(104,867)
Other comprehensive income (loss), net of tax	115,632	(6,689)
Ending balance	(31,410)	(104,867)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(105,957)	(96,462)
Other comprehensive income (loss) before reclassifications	39,422	(9,495)
Amounts reclassified from accumulated other comprehensive loss	0
Other comprehensive income (loss), net of tax	39,422	(9,495)
Ending balance	(66,535)	(105,957)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	3,596	0
Other comprehensive income (loss) before reclassifications	19,421	3,596
Amounts reclassified from accumulated other comprehensive loss	(2,113)
Other comprehensive income (loss), net of tax	17,308	3,596
Ending balance	20,904	3,596
Pension and post-retirement actuarial loss
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(2,506)	(48)
Other comprehensive income (loss) before reclassifications	16,698	(2,459)
Amounts reclassified from accumulated other comprehensive loss	29	1
Other comprehensive income (loss), net of tax	16,727	(2,458)
Ending balance	14,221	(2,506)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(104,867)	(96,510)
Other comprehensive income (loss) before reclassifications	75,541	(8,358)
Amounts reclassified from accumulated other comprehensive loss	(2,084)	1
Other comprehensive income (loss), net of tax	73,457	(8,357)
Ending balance	(31,410)	(104,867)